NATURE OF ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 23, 2023	Jan. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	May 31, 2023
Product Information [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-26 reverse stock split	1 to 26 reverse stock split
Common Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001	$ 0.001
Revenue			$ 1,763,451	$ 3,293,293
Deferred revenue current			525,387	650,000
Composed of deferred revenue			685,005
Prepaid project cost			159,618
Revenue recognized				500,000
Deferred revenue			119,671	73,537
Project related expenses				217,747
Accounts receivables, related parties			119,671	73,537
Allowance for doubtful accounts receivable			975	2,500
Impairment expense			0	0
Capitalized patent costs			82,325	8,390
Operating lease right of use asset			476,241	277,381	$ 271,396
Operating lease liability			476,241		$ 271,396
Amortization of operating lease - right-of-use asset			$ 72,536	55,616
Minimum [Member]
Product Information [Line Items]
Property and equipment, estimated useful lives			3 years
Maximum [Member]
Product Information [Line Items]
Property and equipment, estimated useful lives			5 years
European Wellness Agreement [Member]
Product Information [Line Items]
Deferred revenue current			$ 250,000
Project related expenses			58,254
Selling, General and Administrative Expenses [Member] | Joint Operating Agreement [Member]
Product Information [Line Items]
Deferred revenue			0	78,257
Consulting Revenue [Member]
Product Information [Line Items]
Revenue			$ 25,000	$ 600,000
Total revenue percentage			1.00%	18.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage			43.00%	17.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage			15.00%	15.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage				14.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage			2.00%	1.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Dr Jack Zamora [Member]
Product Information [Line Items]
Concentration risk percentage			30.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage			39.00%	28.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage			35.00%	10.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%	10.00%